Accounts payables and accrued liabilities (Tables)	12 Months Ended
Mar. 28, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following:

	March 28, 2021	March 29, 2020
	$	$
Trade payables	78.9	53.3
Accrued liabilities	49.9	53.8
Employee benefits	28.3	13.6
Derivative financial instruments	8.8	19.0
Other payables	11.9	4.7
Accounts payable and accrued liabilities	177.8	144.4